                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 28, 2001

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings
                                 [_] entries.

Institutional Investment Manager Filing this Report:

Name:       David A. Charnes
Address:    CSX Capital Management, Inc.
            901 East Cary Street, Suite 1600
            Richmond, VA 23219

Form 13F File Number: 28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David A. Charnes
Title:      Vice President
Phone:      (804) 782-6738

Signature, Place, and Date of Signing

   /s/ David A.Charnes             Richmond, VA               October 25, 2001
---------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               39

Form 13F Information Table Value Total:     $122,992,200


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Form 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
 Name of Issuer              Title of Class    CUSIP        Value     Shares or   Share/  PUT/     Invest.     Other

                                                                       Prin Amt    PRN    CALL    Discretion   Mgrs.

----------------------------------------------------------------------------------------------------------------------
 GENUINE PT CO                   Common      372460-10    5,256,900    165,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 CHUBB CORP                      Common      171232-10    3,927,550     55,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 CATERPILLER INC COM             Common      149123-10    3,584,000     80,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 ANDREW CORP COM                 Common      034425-10      909,000     50,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 INTL BUSINESS MACH CORP COM     Common      459200-10    3,230,500     35,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 SCHERING-PLOUGH CORP COM        Common      806605-10    3,710,000    100,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK CORP             Common      494368-10    4,030,000     65,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 PITNEY BOWES INC COM            Common      724479-10    4,202,000    110,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 BELLSOUTH CORP COM              Common      079860-10    3,739,500     90,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 MERCK & COMPANY                 Common      589331-10    3,663,000     55,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 FORTUNE BRANDS INC              Common      349631-10    4,187,500    125,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 EXXON MOBIL CORP COM            Common      30231G-10    2,955,000     75,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 HEWLETT-PACKARD CO              Common      428236-10    1,610,000    100,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 DOW JONES & CO INC COM          Common      260561-10    2,271,500     50,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 CHEVRON CORP COM                Common      166751-10    2,966,250     35,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 TEXACO INC                      Common      881694-10    3,900,000     60,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 INTL PAPER CO COM               Common      460146-10    2,784,000     80,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 DUKE ENERGY CORP COM            Common      264399-10    1,892,500     50,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 V F CORP COM                    Common      918204-10    2,927,000    100,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 WEYERHAEUSER CO                 Common      962166-10    3,166,150     65,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 GATX CORP                       Common      361448-10    2,523,000     75,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 ELECTRA DATA SYS CORP COM       Common      285661-10    3,598,750     62,500                       Sole
----------------------------------------------------------------------------------------------------------------------
 DEERE & CO                      Common      244199-10    3,761,000    100,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 MINN MNG & MFG CO. COM          Common      604059-10    2,706,000     27,500                       Sole
----------------------------------------------------------------------------------------------------------------------
 EATON CORP                      Common      278058-10    3,256,550     55,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 MORGAN J P & CO INC COM         Common      616880-10    3,073,500     90,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 NATL CY CORP                    Common      635405-10    3,743,750    125,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 MARSH & MC LENNAN CO'S INC      Common      571748-10    3,384,500     35,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 ROWAN CO INC COM                Common      779382-10    2,476,000    200,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 VERIZON COMMUNICATIONS COM      Common      92343V-10    2,705,500     50,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 SBC COMMUNICATIONS INC.         Common      78387G-10    3,769,600     80,000                       Sole
----------------------------------------------------------------------------------------------------------------------
 ANHEUSER-BUSCH CO INC COM       Common      035229-10    2,722,200     65,000                       Sole
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------


---------------------------------------------------------------
 Name of Issuer                    Voting Authority Shares
                               --------------------------------
                                   Sole     Shared     None

---------------------------------------------------------------
 GENUINE PT CO                    165,000
---------------------------------------------------------------
 CHUBB CORP                        55,000
---------------------------------------------------------------
 CATERPILLER INC COM               80,000
---------------------------------------------------------------
 ANDREW CORP COM                   50,000
---------------------------------------------------------------
 INTL BUSINESS MACH CORP COM       35,000
---------------------------------------------------------------
 SCHERING-PLOUGH CORP COM         100,000
---------------------------------------------------------------
 KIMBERLY-CLARK CORP               65,000
---------------------------------------------------------------
 PITNEY BOWES INC COM             110,000
---------------------------------------------------------------
 BELLSOUTH CORP COM                90,000
---------------------------------------------------------------
 MERCK & COMPANY                   55,000
---------------------------------------------------------------
 FORTUNE BRANDS INC               125,000
---------------------------------------------------------------
 EXXON MOBIL CORP COM              75,000
---------------------------------------------------------------
 HEWLETT-PACKARD CO               100,000
---------------------------------------------------------------
 DOW JONES & CO INC COM            50,000
---------------------------------------------------------------
 CHEVRON CORP COM                  35,000
---------------------------------------------------------------
 TEXACO INC                        60,000
---------------------------------------------------------------
 INTL PAPER CO COM                 80,000
---------------------------------------------------------------
 DUKE ENERGY CORP COM              50,000
---------------------------------------------------------------
 V F CORP COM                     100,000
---------------------------------------------------------------
 WEYERHAEUSER CO                   65,000
---------------------------------------------------------------
 GATX CORP                         75,000
---------------------------------------------------------------
 ELECTRA DATA SYS CORP COM         62,500
---------------------------------------------------------------
 DEERE & CO                       100,000
---------------------------------------------------------------
 MINN MNG & MFG CO. COM            27,500
---------------------------------------------------------------
 EATON CORP                        55,000
---------------------------------------------------------------
 MORGAN J P & CO INC COM           90,000
---------------------------------------------------------------
 NATL CY CORP                     125,000
---------------------------------------------------------------
 MARSH & MC LENNAN CO'S INC        35,000
---------------------------------------------------------------
 ROWAN CO INC COM                 200,000
---------------------------------------------------------------
 VERIZON COMMUNICATIONS COM        50,000
---------------------------------------------------------------
 SBC COMMUNICATIONS INC.           80,000
---------------------------------------------------------------
 ANHEUSER-BUSCH CO INC COM         65,000
---------------------------------------------------------------

                           Form 13F INFORMATION TABLE

---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
 Name of Issuer              Title of Class    CUSIP        Value     Shares or   Share/  PUT/     Invest.     Other

                                                                       Prin Amt    PRN    CALL    Discretion   Mgrs.

---------------------------------------------------------------------------------------------------------------------
 MAYTAG CORP COM                 Common      578592-10     2,464,000     100,000                     Sole
 CONOCO INC                      Common      208251-30     3,433,050     135,000                     Sole
 EMERSON ELEC CO                 Common      291011-10     2,117,700      45,000                     Sole
 UTD TECHNOLOGIES CORP COM       Common      913017-10     2,325,000      50,000                     Sole
 MEAD CORP                       Common      582834-10     2,768,000     100,000                     Sole
 PPG IND INC COM                 Common      693506-10     3,431,250      75,000                     Sole
 SOUTHTRUST CORP COM             Common      844730-10     3,820,500     150,000                     Sole
 GRAND TOTAL                                             122,992,200   3,165,000

-------------------------------------------------------------


-------------------------------------------------------------
 Name of Issuer                  Voting Authority Shares
                             --------------------------------
                                 Sole     Shared     None

-------------------------------------------------------------
 MAYTAG CORP COM                100,000
 CONOCO INC                     135,000
 EMERSON ELEC CO                 45,000
 UTD TECHNOLOGIES CORP COM       50,000
 MEAD CORP                      100,000
 PPG IND INC COM                 75,000
 SOUTHTRUST CORP COM            150,000
 GRAND TOTAL                  3,165,000